Stockholders' Equity (Details) - Schedule of warrant activity - Warrant Activity [Member]	9 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Number of shares Outstanding, Beginning balance | shares
Weighted average exercise price Outstanding, Beginning balance | $ / shares
Number of shares, Issued in connection with business combination | shares	17,400,000
Weighted average exercise price, Issued in connection with business combination | $ / shares	$ 11.50
Weighted Average Contractual Life, Issued in connection with business combination	5 years
Number of shares Outstanding, Ending balance | shares	17,400,000
Weighted average exercise price Outstanding, Ending balance | $ / shares	$ 11.50
Weighted Average Contractual Life Outstanding, Ending balance	4 years 9 months
Intrinsic Value Outstanding, Ending balance | $
Number of shares, Exercisable | shares	17,400,000
Weighted average exercise price, Exercisable | $ / shares	$ 11.50
Weighted Average Contractual Life, Exercisable	4 years 9 months
Intrinsic Value, Exercisable | $